Intangible Assets (Details) - Schedule of intangible assets - Intangible Assets [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 6,445,338
Accumulated Amortization	(125,781)
Impairment
Net carrying value	6,319,557
Customer relationship and lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,720,863
Accumulated Amortization	(93,014)
Impairment
Net carrying value	4,627,849
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,724,475
Accumulated Amortization	(32,767)
Impairment
Net carrying value	$ 1,691,708